Supplement Dated June 1, 1998
                     To Prospectus Dated November 13, 1997
                      As Supplemented on February 4, 1998

      The Prospectus dated November 13, 1997, as supplemented on February 4, 1998 (the "Prospectus") describing the Investment Class shares of GE Institutional Funds is hereby supplemented and amended as follows:

          (1) The sections captioned "Minimum Investment Requirement" and "Eligible Investors" appearing on page 23 of the Prospectus are deleted in their entirety and are replaced by the following:

     Eligible Investors

     The Distributor offers Investment Class shares to certain investors that meet the minimum investment requirements. The Trust was designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund. Typical institutional investors may include banks, insurance companies, broker-dealers, investment advisers, trusts that fund qualified pension and profit-sharing plans (Section 401 of the Code), trusts that fund government employer non-qualified deferred compensation obligations (Section 457 of the Code), trusts that fund charitable, religious and educational institutions (Section 501(c)(9) of the Code), non-government employers seeking to fund non-qualified deferred compensation obligations, and investment companies that are not affiliated persons of the Trust (or affiliated persons of such persons).

     Minimum Investment Requirement

     The minimum initial investment in each Fund is $35 million for each investor or group of related investors. Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act. For this purpose, common trust funds and collective trust funds of the same bank (or of affiliated banks) are considered related investors of each other and their bank(s). Likewise, separate accounts of the same insurance company (or of affiliated insurance companies) are related investors of each other and their insurance company or companies, and clients whose assets are managed on a discretionary basis by the same bank, insurance company, investment adviser or broker-dealer are related investors of their manager. The Distributor also may treat institutional clients of a financial intermediary whose assets are managed on a non-discretionary basis or who are otherwise served by the intermediary (or its affiliates) as related investors of their manager or service provider where Fund shares are held by that intermediary in an omnibus account for its clients. There is no minimum investment requirement for subsequent purchases. If the value of an investor's, or group of related investors', investment in a Fund falls below $35 million for more than 120 days because of redemptions (and not because of market fluctuations or Investment Switches (defined below)), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions).

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

     The minimum investment requirement is waived for each investor or group of related investors so long as such person or group has invested at least $100 million in one or more investment portfolios or accounts that are advised by GEIM and/or GEIC and at least $35 million of this $100 million amount is invested in the Trust. If the value of such investor's, or group of related investors', investment portfolios and accounts that are advised by GEIM and/or GEIC falls below $100 million, or if the value of such investor's, or group of related investors', investment in the Trust falls below $35 million, for more than 120 days because of redemptions (and not because of market fluctuations or Investment Switches), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions).

     The minimum investment requirement is waived for up to three years from the date of initial purchase of Fund shares for certain investors or groups of related investors having: (a) at least $100 million of investment assets within six months from the date of the initial purchase of Fund shares, provided they invest in only one Fund, (b) at least $200 million of investment assets within six months from the date of the initial purchase of Fund shares, provided they invest in no more than two Funds, and (c) at least $500 million of investment assets within six months from the date of the initial purchase of Fund shares, for which they may invest in any number of Funds. If such an investor does not have the applicable amount of investment assets within the six-month period, the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions). Even if the investor has the applicable amount of investment assets within the six-month period, the Distributor may refuse to sell to such investor additional Fund shares (other than reinvestment of dividends and capital gains distributions), if such investor has not satisfied the $35 million minimum investment requirement within three years.

     For a bank, insurance company, broker-dealer, investment adviser or other financial intermediary establishing an omnibus account for investment in the Funds by its clients, the amount of investment assets is determined either by (i) aggregating Client Assets (defined below) over which it has investment discretion or (ii) aggregating Client Assets of any institution described under "Eligible Investors" which are managed by it on a non-discretionary basis or for which it (or its affiliates) provides recordkeeping, shareholder servicing or other administrative services. "Client Assets" means the assets of any client of a financial intermediary that has invested in the Trust.

     Letter of Intent. Investors or a group of related investors may meet the $35 million minimum investment requirement through a series of investments over a period of no more than three years. To elect this alternative, the investor or group must submit a letter to the Distributor indicating its commitment to purchase at least $35 million in shares of a Fund over a three-year period. If the investor or group does not invest the required minimum amount within the three-year period, such investor or group may, in the Distributor's sole discretion, be prohibited from making additional purchases of Fund shares (other than reinvestment of dividends and capital gains distributions).

     (2) The section captioned "Involuntary Exchanges or Redemptions" appearing on pages 24-25 of the Prospectus is deleted in its entirety.


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


                         Supplement Dated June 1, 1998
                     To Prospectus Dated November 13, 1997
                      As Supplemented on February 4, 1998

     The Prospectus dated November 13, 1997, as supplemented on February 4, 1998 (the "Prospectus") describing the Service Class shares of GE Institutional Funds is hereby supplemented and amended as follows:

          (1) The section captioned "Minimum Investment Requirement" appearing on pages 23-24 of the Prospectus and the section captioned "Eligible Investors" appearing on page 24 of the Prospectus are deleted in their entirety and are replaced by the following:

     Eligible Investors

     The Distributor offers Service Class shares to certain investors that meet the minimum investment requirements. The Trust was designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund. Typical institutional investors may include banks, insurance companies, broker-dealers, investment advisers, trusts that fund qualified pension and profit-sharing plans (Section 401 of the Code), trusts that fund government employer non-qualified deferred compensation obligations (Section 457 of the Code), trusts that fund charitable, religious and educational institutions (Section 501(c)(9) of the Code), non-government employers seeking to fund non-qualified deferred compensation obligations, and investment companies that are not affiliated persons of the Trust (or affiliated persons of such persons).

     Minimum Investment Requirement

     The minimum initial investment in each Fund is $35 million for each investor or group of related investors. Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act. For this purpose, common trust funds and collective trust funds of the same bank (or of affiliated banks) are considered related investors of each other and their bank(s). Likewise, separate accounts of the same insurance company (or of affiliated insurance companies) are related investors of each other and their insurance company or companies, and clients whose assets are managed on a discretionary basis by the same bank, insurance company, investment adviser or broker-dealer are related investors of their manager. The Distributor also may treat institutional clients of a financial intermediary whose assets are managed on a non-discretionary basis or who are otherwise served by the intermediary (or its affiliates) as related investors of their manager or service provider where Fund shares are held by that intermediary in an omnibus account for its clients. There is no minimum investment requirement for subsequent purchases. If the value of an investor's, or group of related investors', investment in a Fund falls below $35 million for more than 120 days because of redemptions (and not because of market fluctuations or Investment Switches (defined below)), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions).

     The minimum investment requirement is waived for each investor or group of related investors so long as such person or group has invested at least $100 million in one or more investment portfolios or accounts that are advised by GEIM and/or GEIC and at least $35 million of this $100 million amount is invested in the Trust. If the value of such investor's, or group of related investors', investment portfolios and accounts that are advised by GEIM and/or GEIC falls below $100 million, or if the value of such investor's, or group of related investors', investment in the Trust falls below $35 million, for more than 120 days because of redemptions (and not because of market fluctuations or Investment Switches), the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions).

     The minimum investment requirement is waived for up to three years from the date of initial purchase of Fund shares for certain investors or groups of related investors having: (a) at least $100 million of investment assets within six months from the date of the initial purchase of Fund shares, provided they invest in only one Fund, (b) at least $200 million of investment assets within six months from the date of the initial purchase of Fund shares, provided they invest in no more than two Funds, and (c) at least $500 million of investment assets within six months from the date of the initial purchase of Fund shares, for which they may invest in any number of Funds. If such an investor does not have the applicable amount of investment assets within the six-month period, the Distributor may, in its sole discretion, refuse to sell additional Fund shares to such investor (other than reinvestment of dividends and capital gains distributions). Even if the investor has the applicable amount of investment assets within the six-month period, the Distributor may refuse to sell to such investor additional Fund shares (other than reinvestment of dividends and capital gains distributions), if such investor has not satisfied the $35 million minimum investment requirement within three years.

     For a bank, insurance company, broker-dealer, investment adviser or other financial intermediary establishing an omnibus account for investment in the Funds by its clients, the amount of investment assets is determined either by (i) aggregating Client Assets (defined below) over which it has investment discretion or (ii) aggregating Client Assets of any institution described under "Eligible Investors" which are managed by it on a non-discretionary basis or for which it (or its affiliates) provides recordkeeping, shareholder servicing or other administrative services. "Client Assets" means the assets of any client of a financial intermediary that has invested in the Trust.

     Letter of Intent. Investors or a group of related investors may meet the $35 million minimum investment requirement through a series of investments over a period of no more than three years. To elect this alternative, the investor or group must submit a letter to the Distributor indicating its commitment to purchase at least $35 million in shares of a Fund over a three-year period. If the investor or group does not invest the required minimum amount within the three-year period, such investor or group may, in the Distributor's sole discretion, be prohibited from making additional purchases of Fund shares (other than reinvestment of dividends and capital gains distributions).

     (2) The section captioned "Involuntary Exchanges or Redemptions" appearing on page 25 of the Prospectus is deleted in its entirety.



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